OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Liabilities
23.    OTHER LIABILITIES

	Consolidated
	2021	2020
Pension and post-employment health care plans(a)	673,458	783,184
Deferred revenue from performance obligations with customers (b)	393,046	422,353
Provisions for incentives to consultants	286,791	292,034
Provisions for operating expenses (marketing / technology, etc.) (c)	601,841	535,276
Provision for store renovation	105,165	99,702
Crer Para Ver (d)	90,655	75,508
Provisions for rentals (e)	55,500	70,598
Provision for restructuring (f)	103,760	68,954
Long-term incentives (g)	6,302	52,745
Insurance payables	127,413	159,094
Other Liabilities(h)	214,635	245,526
Total	2,658,566	2,804,973

Current	1,716,110	1,691,834
Non-current	942,456	1,113,139

(*) some amounts originally presented as of December 31, 2020 were reclassified for a better disclosure, including the balance related to discontinued operations that is disclosed in note 23.

a)	As of December 31, 2021, there is R$445,804 (R$609,691 as of December 31, 2020) related to Avon's pension plans, and R$34,774 (R$39,029 as of December 31, 2020) related to post-employment plans of subsidiary Avon, and R$124,649 (R$134,194 as of December 31, 2020) related to post-employment healthcare plans of subsidiary Natura Cosmeticos and R$68,230 as of December 31, 2021 related to post-employment healthcare plans of subsidiary Natura &Co International.
b)	Refers to the deferral of revenue of performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct selling consultants, of which R$235,308 (R$318,686 as of December 31, 2020) related to subsidiary Avon, R$121,341 (R$103,667 as of December 31, 2020) related to subsidiary Natura Cosmeticos consolidated and R$36,397 related to subsidiary Natura & Co International.
c)	Refers to the Company’s operating provisions mainly due to spending on provision of technology services, marketing and advertising.
d)	Refers to Social program contribution for developing the quality of education.
e)	Refers to the (grace) period granted by lessors for the start of payment of rental of certain retail stores, for rental agreements that were not included in the initial measurement of lease liabilities / right of use of the subsidiary The Body Shop, in accordance with the exceptions permitted under IFRS 16 / (CPC 06 (R2)).
f)	Provision for costs directly related to the plan for integration and changes in the organizational structure, mainly of subsidiary Avon organizational structure.
g)	Refers substantially to the variable remuneration plans for subsidiary Avon executive officers.
h)	Refers to several provisions such as indemnities and long-term contractual obligations.

Post-employment health care and Pension plan

a)       Defined benefit pension and postretirement plans (Avon)

The subsidiary Avon has contributory and noncontributory defined benefit retirement plans for substantially all of its employees. The benefits of these plans are generally based on the employee’s length of service and the average compensation near retirement, and certain plans have vesting requirements. The plans are funded based on legal requirements and cash flow.

The largest defined benefit pension plan of the subsidiary Avon outside the United States (“US”) is in the United Kingdom (“UK”). The UK defined benefit pension plan was frozen for future accruals as of April 1, 2013. The US defined benefit pension plan, the Avon Products, Inc. Personal Retirement Account Plan (the “PRA”), is closed to employees hired on or after January 1, 2015. Qualified retirement benefits for US-based employees hired on or after January 1, 2015 will be provided exclusively through Personal Savings Account Plan (the “PSA”), as described in note 29.3.

The most recent actuarial valuation of plan assets and the present value of the defined benefit obligation was carried out on December 31, 2021. The present value of the defined benefit obligation and the respective cost of current services and cost of past services were measured at projected unit credit method.

The change in actuarial liabilities for the years ended December 31, 2021 and 2020 are shown below:

	Pension plan
	2021	2020
Balance at beginning of year	609,961	413,070
Cost of services – current	24,660	28,015
Interest cost – recognized in the income statement	10,934	13,760
Administrative costs	2,698	2,476
Company contributions	(49,516)	(17,212)
Benefits paid	(6,413)	(4,611)
Actuarial gain (loss) in OCI	(99,991)	74,460
Reclassifications	18,045	(14,451)
Others	(72,252)	(2,814)
Foreign currency changes	7,678	117,268
Balance at end of year	445,804	609,961

The significant actuarial assumptions for the determination of the actuarial liability are discount rate and rate of compensation increase. The details of the assumptions are as follows:

	2021	2020
Discount rate	0.65% to 9.20%	0.30 to 8.50%
Rate of compensation increase	1.80% to 6.60%	1.80% to 6.60%

The fair values of each major class of plan assets are presented below:

	Consolidated
	2021	2020
Cash and cash equivalent	191,958	173,563
Equity instruments of other entities	1,066,370	918,222
Government bonds	1,482,650	2,633,587
Corporate bonds	1,802,394	525,886
Real estate	12,834	8,314
Other	12,276	10,393
Total	4,568,482	4,269,965

b)       Post-employment health care plan (Natura Cosméticos)

Post-employment health care plan as detailed in note 3.19.4. The number of active employees eligible for the healthcare plan after termination is closed to new inclusions. As of December 31, 2021 and 2020, the obligation weighted average duration is around 20.0 and 19.8 years, respectively, and its actuarial calculation base is as follows:

➢   993 (2020: 1,064) active employees of the subsidiaries Natura Cosméticos and Natura Indústria;

➢   473 (2020: 537) retired and dependent on the subsidiaries Natura Cosméticos and Natura Indústria.

The actuarial liability was calculated, as of December 31, 2021 and 2020, considering the following main assumptions:

	2021	2020
Discount rate	9.01%	7.02%
Initial growth rate of medical cost	4.25%	3.75%
Inflation rate	3.40%	3.10%
Final growth rate of medical cost	7.79%	6.97%
Growth rate of medical costs due to aging - costs	Per age range 1.25% to 4.75% p.a.	Per age range 1.25% to 4.75% p.a.
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	Bradesco Plan 60.00% / Unimed Plan 85.00%	Bradesco Plan 69.00% / Unimed Plan 84.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service

Increasing the initial level of growth in medical costs at a real rate of 4.25% and increasing the annual discount rate from 7.02% to 9.01% generated a gain of R$28,254 in OCI.

The table below sets forth the medical inflation rate and the discount rate sensitivity analysis, and their respective effect on the balance (present value of the obligation, or “PVO”) accounted as on the actuarial liabilities (maintaining the other assumptions):

	Rate	Chance	PVO
Discount rate	9.01%	0.5% increase	105,731
Discount rate	9.01%	0.5% decrease	148,971
Rate of compensation	7.79%	1% increase	148,175
Rate of compensation	7.79%	1% decrease	105,933

The changes of actuarial liabilities for the years ended December 31, 2021 and 2020, is set forth in the table below:

	Consolidated
	2021	2020
Balance at the beginning of the year	134,194	98,792
Cost of the current service of subsidiary Natura Cosméticos	939	620
Cost of interest	9,326	7,223
Expenses paid	(2,679)	(2,069)
Actuarial gains (losses) in OCI	(17,131)	29,628
Balance at end of year	124,649	134,194